Condensed Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenue	$ 159,221	$ 143,624	$ 287,011	$ 260,575
Time charter, voyage and logistics business expenses	(35,649)	(36,841)	(65,141)	(75,168)
Direct vessel expenses	(30,040)	(29,232)	(58,502)	(55,147)
General and administrative expenses	(9,340)	(8,544)	(15,905)	(15,363)
Depreciation and amortization	(14,766)	(15,988)	(29,144)	(32,254)
Interest expense and finance cost, net	(35,343)	(36,170)	(72,908)	(72,370)
Impairment loss/loss on sale of vessels, net	0	(5,406)	0	(25,861)
(Loss)/gain on bond extinguishment	(106)	1,873	(221)	1,873
Other income/(expense), net	899	(1,022)	(1,288)	(1,246)
Non-operating other finance cost	0	0	(24,000)	0
Income/(loss) before equity in net earnings of affiliate companies	34,876	12,294	19,902	(14,961)
Equity in net earnings of affiliate companies	13,160	12,854	22,958	40,594
Income before taxes	48,036	25,148	42,860	25,633
Income tax (expense)/benefit	(758)	(603)	(710)	226
Net income	47,278	24,545	42,150	25,859
Less: Net (income)/loss attributable to the noncontrolling interest	(2,318)	391	(2,190)	(760)
Net income attributable to Navios Holdings common stockholders	44,960	24,936	39,960	25,099
Income attributable to Navios Holdings common stockholders, basic and diluted	$ 31,225	$ 23,652	$ 28,115	$ 22,538
Basic earnings per share attributable to Navios Holdings common stockholders	$ 1.38	$ 1.80	$ 1.24	$ 1.72
Weighted average number of shares, basic	22,654,825	13,127,208	22,643,215	13,120,335
Diluted earnings per share attributable to Navios Holdings common stockholders	$ 1.37	$ 1.75	$ 1.23	$ 1.67
Weighted average number of shares, diluted	22,848,328	13,511,627	22,845,014	13,508,382